Rapidfit details grants (Detail) - Rapidfit+ plan [member]	12 Months Ended
	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 EUR (€) shares
Disclosure of Rapidfit+ details grants [line items]
Outstanding at beginning of period | shares	199	199
Granted	0	0	0
Forfeited	0	0	0
Exercised	0	0	0
Outstanding at end of period | shares	199	199	199
Exerciseable	0	0	0
Maximum number of warrants | shares	300	300	300
Return dividend	0.00%
Expected volatility	50.00%
Risk-free interest rate	2.29%
Expected life	5.5
Exercise price	€ 553.92
Fair value option	€ 262.7
Number of warrants granted | shares	199	199	199
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	€ 7	€ 10	€ 10